Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000221940 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Supra Institutional Class
Trading Symbol	FPCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Supra Institutional Class/FPCSX)	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Supra Institutional Class (“Fund” or “Crescent”) gained 3.09% in the trailing three months and 17.68% in the trailing twelve months ending December 31, 2025, on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the three-month period were 3.29% and 2.66%; and 22.34% and 17.88% for the trailing twelve-month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
TE Connectivity (TE) is a longtime holding that benefitted in 2025 from continued demand growth in several of the markets in which it sells into, including: AI infrastructure and data center connectivity; energy and grid update cycling; and industrial automation. TE also acquired Richards Manufacturing earlier in the year, which helped strengthen the company’s competitive position in industrial and utility markets, and raised the dividend throughout 2025.
Safran was buoyed by robust aerospace and aftermarket parts demand, reporting record profits in early 2025 for the prior year. As global air traffic continued to recover and air carriers ramped up maintenance projects, the company enjoyed higher aftermarket growth and converted operational efficiency into higher earnings, leading management to raise full-year guidance for 2025.
TOP PERFORMANCE DETRACTORS*
CarMax, the largest retailer of used cars in the US, has been a disappointment. We entered 2025 with hopes that an improved omnichannel offering in an improving used vehicle market would drive increased sales volumes, market share, and profit growth. Instead, we’ve watched management make a series of missteps. The company withdrew its 2030 unit sales targets at the beginning of the year, citing tariff-related uncertainty expected to have little impact five years from now—not particularly confidence-boosting, especially when their competitors retained their stated medium-term goals. Management mistakenly expected their strong fiscal first quarter to continue. They overbought inventory at elevated prices, which they were then forced to work through in the second quarter, causing them to lose market share. Investors have punished the company for its mistakes, and shares have declined by 53% in 2025. Despite our disappointment in management’s execution, the company’s share price appears inexpensive to us. Two independent directors of Carmax bought shares in early October, which could signal that they share a similar outlook to ours. The company also increased its share repurchase program, though we wish they would have held off on repurchases until the market was aware of the current disappointing news. We still believe that CarMax has built a differentiated used vehicle retail business and could see substantial share price improvement if the company rights itself, but operational execution needs to significantly improve.
International Flavors & Fragrances has been plagued with poor management for years. As a leading producer of food, beverage, scent, home and personal care, and health products and ingredients, its products are ubiquitous across many household staples. They produce one-third of probiotics, the enzyme used in half of cold-water laundry detergents, another enzyme used in 20% of the beer brewed globally, and one-third of yogurts use an IFF culture, to name a few. Prior management's reckless capital allocation and ineptitude at managing its diverse global enterprise, transforming a high-margin, unlevered company into one with a lower margin and a higher level of leverage. We have a constructive view of the new CEO, who has renewed the company's focus on being a best-in-class operationally with a smaller product suite.  They have sold, and will continue to sell, non-core assets, which will decrease their leverage and, hopefully, allow for higher margins.  The company has burned the market, and many investors have taken a wait-and-see attitude reasonably.
* The information provided reflects some of the top performance contributors and detractors over the trailing twelve months (“TTM”). It does not reflect all positions purchased, sold or recommended during the TTM. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 12/31/2025, the position sizes for the securities mentioned as a percentage of net assets were: TE Connectivity (2.2%), Safran (1.6%), CarMax (0.6%), and IFF (1.8%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI NR USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market. The Fund does not include outperformance of any index in its investment objectives.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
FPA Crescent Fund (Supra Institutional Class/FPCSX)	17.68%	11.08%	13.33%
MSCI All Country World Index	22.34%	11.19%	13.09%
S&P 500 Index	17.88%	14.42%	15.57%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	13.70%	8.47%	9.21%
Consumer Price Index (US) CPI	2.63%	4.47%	4.38%
1	Supra Institutional Class commenced operations on September 4, 2020.

Performance Inception Date	Sep. 04, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/crescent for the most recent performance information.
Net Assets	$ 11,881,915,485
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 99,044,133
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,881,915,485
Total number of portfolio holdings	140
Total advisory fees paid (net)	$99,044,133
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

Alphabet, Inc. - Class A	3.7%
Analog Devices, Inc.	2.9%
Meta Platforms, Inc. - Class A	2.6%
TE Connectivity Ltd.	2.2%
Citigroup, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Becton, Dickinson and Co.	1.9%
Heineken Holding N.V.	1.9%
JDE Peet's N.V.	1.8%
International Flavors & Fragrances, Inc.	1.8%

Asset Allocation

Sector Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc. - Class A	3.7%
Analog Devices, Inc.	2.9%
Meta Platforms, Inc. - Class A	2.6%
TE Connectivity Ltd.	2.2%
Citigroup, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Becton, Dickinson and Co.	1.9%
Heineken Holding N.V.	1.9%
JDE Peet's N.V.	1.8%
International Flavors & Fragrances, Inc.	1.8%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000249813 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Investor Class
Trading Symbol	FPFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Investor Class/FPFRX)	$125	1.15%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Investor Class (“Fund” or “Crescent”) gained 3.04% in the trailing three months and 17.52% in the trailing twelve months ending December 31, 2025, on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the three-month period were 3.29% and 2.66%; and 22.34% and 17.88% for the trailing twelve-month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
TE Connectivity (TE) is a longtime holding that benefitted in 2025 from continued demand growth in several of the markets in which it sells into, including: AI infrastructure and data center connectivity; energy and grid update cycling; and industrial automation. TE also acquired Richards Manufacturing earlier in the year, which helped strengthen the company’s competitive position in industrial and utility markets, and raised the dividend throughout 2025.
Safran was buoyed by robust aerospace and aftermarket parts demand, reporting record profits in early 2025 for the prior year. As global air traffic continued to recover and air carriers ramped up maintenance projects, the company enjoyed higher aftermarket growth and converted operational efficiency into higher earnings, leading management to raise full-year guidance for 2025.
TOP PERFORMANCE DETRACTORS*
CarMax, the largest retailer of used cars in the US, has been a disappointment. We entered 2025 with hopes that an improved omnichannel offering in an improving used vehicle market would drive increased sales volumes, market share, and profit growth. Instead, we’ve watched management make a series of missteps. The company withdrew its 2030 unit sales targets at the beginning of the year, citing tariff-related uncertainty expected to have little impact five years from now—not particularly confidence-boosting, especially when their competitors retained their stated medium-term goals. Management mistakenly expected their strong fiscal first quarter to continue. They overbought inventory at elevated prices, which they were then forced to work through in the second quarter, causing them to lose market share. Investors have punished the company for its mistakes, and shares have declined by 53% in 2025. Despite our disappointment in management’s execution, the company’s share price appears inexpensive to us. Two independent directors of Carmax bought shares in early October, which could signal that they share a similar outlook to ours. The company also increased its share repurchase program, though we wish they would have held off on repurchases until the market was aware of the current disappointing news. We still believe that CarMax has built a differentiated used vehicle retail business and could see substantial share price improvement if the company rights itself, but operational execution needs to significantly improve.
International Flavors & Fragrances has been plagued with poor management for years. As a leading producer of food, beverage, scent, home and personal care, and health products and ingredients, its products are ubiquitous across many household staples. They produce one-third of probiotics, the enzyme used in half of cold-water laundry detergents, another enzyme used in 20% of the beer brewed globally, and one-third of yogurts use an IFF culture, to name a few. Prior management's reckless capital allocation and ineptitude at managing its diverse global enterprise, transforming a high-margin, unlevered company into one with a lower margin and a higher level of leverage. We have a constructive view of the new CEO, who has renewed the company's focus on being a best-in-class operationally with a smaller product suite.  They have sold, and will continue to sell, non-core assets, which will decrease their leverage and, hopefully, allow for higher margins.  The company has burned the market, and many investors have taken a wait-and-see attitude reasonably.
* The information provided reflects some of the top performance contributors and detractors over the trailing twelve months (“TTM”). It does not reflect all positions purchased, sold or recommended during the TTM. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 12/31/2025, the position sizes for the securities mentioned as a percentage of net assets were: TE Connectivity (2.2%), Safran (1.6%), CarMax (0.6%), and IFF (1.8%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI NR USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market. The Fund does not include outperformance of any index in its investment objectives.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Crescent Fund (Investor Class/FPFRX)[1]	17.52%	10.91%	9.73%
MSCI All Country World Index	22.34%	11.19%	11.72%
S&P 500 Index	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	13.70%	8.47%	9.78%
Consumer Price Index (US) CPI	2.63%	4.47%	3.21%
1
Investor Class commenced operations on April 30, 2024.  The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/crescent for the most recent performance information.
Net Assets	$ 11,881,915,485
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 99,044,133
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,881,915,485
Total number of portfolio holdings	140
Total advisory fees paid (net)	$99,044,133
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.7%
Analog Devices, Inc.	2.9%
Meta Platforms, Inc. - Class A	2.6%
TE Connectivity Ltd.	2.2%
Citigroup, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Becton, Dickinson and Co.	1.9%
Heineken Holding N.V.	1.9%
JDE Peet's N.V.	1.8%
International Flavors & Fragrances, Inc.	1.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc. - Class A	3.7%
Analog Devices, Inc.	2.9%
Meta Platforms, Inc. - Class A	2.6%
TE Connectivity Ltd.	2.2%
Citigroup, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Becton, Dickinson and Co.	1.9%
Heineken Holding N.V.	1.9%
JDE Peet's N.V.	1.8%
International Flavors & Fragrances, Inc.	1.8%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000025975 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Institutional Class
Trading Symbol	FPACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Institutional Class/FPACX)	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Institutional Class (“Fund” or “Crescent”) gained 3.09% in the trailing three months and 17.65% in the trailing twelve months ending December 31, 2025, on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the three-month period were 3.29% and 2.66%; and 22.34% and 17.88% for the trailing twelve-month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
TE Connectivity (TE) is a longtime holding that benefitted in 2025 from continued demand growth in several of the markets in which it sells into, including: AI infrastructure and data center connectivity; energy and grid update cycling; and industrial automation. TE also acquired Richards Manufacturing earlier in the year, which helped strengthen the company’s competitive position in industrial and utility markets, and raised the dividend throughout 2025.
Safran was buoyed by robust aerospace and aftermarket parts demand, reporting record profits in early 2025 for the prior year. As global air traffic continued to recover and air carriers ramped up maintenance projects, the company enjoyed higher aftermarket growth and converted operational efficiency into higher earnings, leading management to raise full-year guidance for 2025.
TOP PERFORMANCE DETRACTORS*
CarMax, the largest retailer of used cars in the US, has been a disappointment. We entered 2025 with hopes that an improved omnichannel offering in an improving used vehicle market would drive increased sales volumes, market share, and profit growth. Instead, we’ve watched management make a series of missteps. The company withdrew its 2030 unit sales targets at the beginning of the year, citing tariff-related uncertainty expected to have little impact five years from now—not particularly confidence-boosting, especially when their competitors retained their stated medium-term goals. Management mistakenly expected their strong fiscal first quarter to continue. They overbought inventory at elevated prices, which they were then forced to work through in the second quarter, causing them to lose market share. Investors have punished the company for its mistakes, and shares have declined by 53% in 2025. Despite our disappointment in management’s execution, the company’s share price appears inexpensive to us. Two independent directors of Carmax bought shares in early October, which could signal that they share a similar outlook to ours. The company also increased its share repurchase program, though we wish they would have held off on repurchases until the market was aware of the current disappointing news. We still believe that CarMax has built a differentiated used vehicle retail business and could see substantial share price improvement if the company rights itself, but operational execution needs to significantly improve.
International Flavors & Fragrances has been plagued with poor management for years. As a leading producer of food, beverage, scent, home and personal care, and health products and ingredients, its products are ubiquitous across many household staples. They produce one-third of probiotics, the enzyme used in half of cold-water laundry detergents, another enzyme used in 20% of the beer brewed globally, and one-third of yogurts use an IFF culture, to name a few. Prior management's reckless capital allocation and ineptitude at managing its diverse global enterprise, transforming a high-margin, unlevered company into one with a lower margin and a higher level of leverage. We have a constructive view of the new CEO, who has renewed the company's focus on being a best-in-class operationally with a smaller product suite.  They have sold, and will continue to sell, non-core assets, which will decrease their leverage and, hopefully, allow for higher margins.  The company has burned the market, and many investors have taken a wait-and-see attitude reasonably.
* The information provided reflects some of the top performance contributors and detractors over the trailing twelve months (“TTM”). It does not reflect all positions purchased, sold or recommended during the TTM. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 12/31/2025, the position sizes for the securities mentioned as a percentage of net assets were: TE Connectivity (2.2%), Safran (1.6%), CarMax (0.6%), and IFF (1.8%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI NR USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market. The Fund does not include outperformance of any index in its investment objectives.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Crescent Fund (Institutional Class/FPACX)	17.65%	11.02%	9.84%
MSCI All Country World Index	22.34%	11.19%	11.72%
S&P 500 Index	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	13.70%	8.47%	9.78%
Consumer Price Index (US) CPI	2.63%	4.47%	3.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/crescent for the most recent performance information.
Net Assets	$ 11,881,915,485
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 99,044,133
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,881,915,485
Total number of portfolio holdings	140
Total advisory fees paid (net)	$99,044,133
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.7%
Analog Devices, Inc.	2.9%
Meta Platforms, Inc. - Class A	2.6%
TE Connectivity Ltd.	2.2%
Citigroup, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Becton, Dickinson and Co.	1.9%
Heineken Holding N.V.	1.9%
JDE Peet's N.V.	1.8%
International Flavors & Fragrances, Inc.	1.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc. - Class A	3.7%
Analog Devices, Inc.	2.9%
Meta Platforms, Inc. - Class A	2.6%
TE Connectivity Ltd.	2.2%
Citigroup, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Becton, Dickinson and Co.	1.9%
Heineken Holding N.V.	1.9%
JDE Peet's N.V.	1.8%
International Flavors & Fragrances, Inc.	1.8%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000207154 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Flexible Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	FPFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period to January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/flexible-fixed-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform over the reporting period?
For the twelve-month period ending December 31, 2025, the FPA Flexible Fixed Income Fund’s Institutional Class (“Fund”) net return was 7.23%, which includes reinvestment of all distributions.
What affected the Fund’s performance?
During the 12 months ending December 31, 2025, Treasury yields decreased between 7-77 basis points for maturities less than 30 years. Spreads on investment grade and high yield rated debt decreased. Due to low spreads, we largely focused on buying longer-duration, High Quality bonds (rated single-A or higher) which we believe will enhance both the Fund’s long-term returns and short-term upside-versus-downside return profile. Over the past 12 months, the Fund’s duration has ranged from 3.3 years to 3.5 years. We seek to opportunistically invest in Credit when we believe prices adequately compensate for the risk of permanent impairment of capital and near-term mark-to-market risk. The Fund’s exposure to investments rated BBB or lower decreased as decreasing spreads in that part of the market generally made these investments unattractive.
Fund performance can be attributed to the following:[1]
The largest contributors to performance during the 12 months ending December 31, 2025:
• Agency-guaranteed residential mortgage pools driven by price increase due to lower benchmark yields and spreads; interest income; and amortization of principal
• U.S. Treasuries due to interest income and price increase due to lower benchmark yields
• Agency-guaranteed commercial mortgage-backed securities driven by price increase due to lower benchmark yields and spreads; and interest income
Although certain individual bonds detracted from performance during the year, there were no meaningful detractors at the sector level.
[1] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at https://fpa.com. Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	7.23%	4.01%	4.08%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.38%
CPI + 200 Basis Points	4.70%	6.58%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/flexible-fixed-income for the most recent performance information.
Net Assets	$ 1,939,413,246
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 6,764,534
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,939,413,246
Total number of portfolio holdings	412
Total advisory fees paid (net)	$6,764,534
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.625%, 10/31/2030	9.0%
U.S. Treasury Note, 3.625%, 8/31/2030	5.3%
U.S. Treasury Note, 3.875%, 7/31/2030	4.2%
U.S. Treasury Note, 3.500%, 11/30/2030	2.4%
U.S. Treasury Note, 3.625%, 9/30/2030	2.1%
Fannie Mae Pool, 1.000%, 3/1/2037	0.8%
Freddie Mac Pool, 1.500%, 3/1/2041	0.8%
Freddie Mac Pool, 1.500%, 5/1/2041	0.7%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.7%
Fannie Mae Pool, 1.500%, 11/1/2041	0.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 3.625%, 10/31/2030	9.0%
U.S. Treasury Note, 3.625%, 8/31/2030	5.3%
U.S. Treasury Note, 3.875%, 7/31/2030	4.2%
U.S. Treasury Note, 3.500%, 11/30/2030	2.4%
U.S. Treasury Note, 3.625%, 9/30/2030	2.1%
Fannie Mae Pool, 1.000%, 3/1/2037	0.8%
Freddie Mac Pool, 1.500%, 3/1/2041	0.8%
Freddie Mac Pool, 1.500%, 5/1/2041	0.7%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.7%
Fannie Mae Pool, 1.500%, 11/1/2041	0.7%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000227168 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Flexible Fixed Income Fund
Class Name	Advisor Class
Trading Symbol	FFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period to January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/flexible-fixed-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform over the reporting period?
For the twelve-month period ending December 31, 2025, the FPA Flexible Fixed Income Fund’s Advisor Class (“Fund”) net return was 7.22%, which includes reinvestment of all distributions.
What affected the Fund’s performance?
During the 12 months ending December 31, 2025, Treasury yields decreased between 7-77 basis points for maturities less than 30 years. Spreads on investment grade and high yield rated debt decreased. Due to low spreads, we largely focused on buying longer-duration, High Quality bonds (rated single-A or higher) which we believe will enhance both the Fund’s long-term returns and short-term upside-versus-downside return profile. Over the past 12 months, the Fund’s duration has ranged from 3.3 years to 3.5 years. We seek to opportunistically invest in Credit when we believe prices adequately compensate for the risk of permanent impairment of capital and near-term mark-to-market risk. The Fund’s exposure to investments rated BBB or lower decreased as decreasing spreads in that part of the market generally made these investments unattractive.
Fund performance can be attributed to the following:[1]
The largest contributors to performance during the 12 months ending December 31, 2025:
• Agency-guaranteed residential mortgage pools driven by price increase due to lower benchmark yields and spreads; interest income; and amortization of principal
• U.S. Treasuries due to interest income and price increase due to lower benchmark yields
• Agency-guaranteed commercial mortgage-backed securities driven by price increase due to lower benchmark yields and spreads; and interest income
Although certain individual bonds detracted from performance during the year, there were no meaningful detractors at the sector level.
[1] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at https://fpa.com. Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	7.22%	4.02%
Bloomberg U.S. Universal Bond Index	7.58%	0.55%
CPI + 200 Basis Points	4.70%	6.62%
1	Advisor Class commenced operations on April 16, 2021.

Performance Inception Date	Apr. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/flexible-fixed-income for the most recent performance information.
Net Assets	$ 1,939,413,246
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 6,764,534
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,939,413,246
Total number of portfolio holdings	412
Total advisory fees paid (net)	$6,764,534
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.625%, 10/31/2030	9.0%
U.S. Treasury Note, 3.625%, 8/31/2030	5.3%
U.S. Treasury Note, 3.875%, 7/31/2030	4.2%
U.S. Treasury Note, 3.500%, 11/30/2030	2.4%
U.S. Treasury Note, 3.625%, 9/30/2030	2.1%
Fannie Mae Pool, 1.000%, 3/1/2037	0.8%
Freddie Mac Pool, 1.500%, 3/1/2041	0.8%
Freddie Mac Pool, 1.500%, 5/1/2041	0.7%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.7%
Fannie Mae Pool, 1.500%, 11/1/2041	0.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 3.625%, 10/31/2030	9.0%
U.S. Treasury Note, 3.625%, 8/31/2030	5.3%
U.S. Treasury Note, 3.875%, 7/31/2030	4.2%
U.S. Treasury Note, 3.500%, 11/30/2030	2.4%
U.S. Treasury Note, 3.625%, 9/30/2030	2.1%
Fannie Mae Pool, 1.000%, 3/1/2037	0.8%
Freddie Mac Pool, 1.500%, 3/1/2041	0.8%
Freddie Mac Pool, 1.500%, 5/1/2041	0.7%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.7%
Fannie Mae Pool, 1.500%, 11/1/2041	0.7%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262097 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Flexible Fixed Income Fund
Class Name	Investor Class
Trading Symbol	FFIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/flexible-fixed-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Investor Class/FFIRX)[1]	$33	0.65%[2]
[1]
The Investor Class commenced operations on July 1, 2025. If the Investor Class had been operational for the entire annual period of January 1, 2025 to December 31, 2025, expenses would have been higher.

[2]	Annualized.

Expenses Paid, Amount	$ 33	[1]
Expense Ratio, Percent	0.65%	[1],[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform over the reporting period?
For the period ending December 31, 2025, the FPA Flexible Fixed Income Fund’s Investor Class (“Fund”) net return was 3.03%, which includes reinvestment of all distributions.
What affected the Fund’s performance?
During the 12 months ending December 31, 2025, Treasury yields decreased between 7-77 basis points for maturities less than 30 years. Spreads on investment grade and high yield rated debt decreased. Due to low spreads, we largely focused on buying longer-duration, High Quality bonds (rated single-A or higher) which we believe will enhance both the Fund’s long-term returns and short-term upside-versus-downside return profile. Over the past 12 months, the Fund’s duration has ranged from 3.3 years to 3.5 years. We seek to opportunistically invest in Credit when we believe prices adequately compensate for the risk of permanent impairment of capital and near-term mark-to-market risk. The Fund’s exposure to investments rated BBB or lower decreased as decreasing spreads in that part of the market generally made these investments unattractive.
Fund performance can be attributed to the following:[1]
The largest contributors to performance during the 12 months ending December 31, 2025:
• Agency-guaranteed residential mortgage pools driven by price increase due to lower benchmark yields and spreads; interest income; and amortization of principal
• U.S. Treasuries due to interest income and price increase due to lower benchmark yields
• Agency-guaranteed commercial mortgage-backed securities driven by price increase due to lower benchmark yields and spreads; and interest income
Although certain individual bonds detracted from performance during the year, there were no meaningful detractors at the sector level.
[1] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-endv may be obtained at https://fpa.com. Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
ANNUAL TOTAL RETURN	Since Inception
FPA Flexible Fixed Income Fund (Investor Class/FFIRX)[1]	3.03%
Bloomberg U.S. Universal Bond Index	3.37%
CPI + 200 Basis Points	2.43%
1
The Investor Class commenced operations on July 1, 2025. If the Investor Class had been operational for the entire annual period of January 1, 2025 to December 31, 2025, expenses would have been higher.

Performance Inception Date	Jul. 01, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/flexible-fixed-income for the most recent performance information.
Net Assets	$ 1,939,413,246
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 6,764,534
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,939,413,246
Total number of portfolio holdings	412
Total advisory fees paid (net)	$6,764,534
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.625%, 10/31/2030	9.0%
U.S. Treasury Note, 3.625%, 8/31/2030	5.3%
U.S. Treasury Note, 3.875%, 7/31/2030	4.2%
U.S. Treasury Note, 3.500%, 11/30/2030	2.4%
U.S. Treasury Note, 3.625%, 9/30/2030	2.1%
Fannie Mae Pool, 1.000%, 3/1/2037	0.8%
Freddie Mac Pool, 1.500%, 3/1/2041	0.8%
Freddie Mac Pool, 1.500%, 5/1/2041	0.7%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.7%
Fannie Mae Pool, 1.500%, 11/1/2041	0.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 3.625%, 10/31/2030	9.0%
U.S. Treasury Note, 3.625%, 8/31/2030	5.3%
U.S. Treasury Note, 3.875%, 7/31/2030	4.2%
U.S. Treasury Note, 3.500%, 11/30/2030	2.4%
U.S. Treasury Note, 3.625%, 9/30/2030	2.1%
Fannie Mae Pool, 1.000%, 3/1/2037	0.8%
Freddie Mac Pool, 1.500%, 3/1/2041	0.8%
Freddie Mac Pool, 1.500%, 5/1/2041	0.7%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.7%
Fannie Mae Pool, 1.500%, 11/1/2041	0.7%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]
The Investor Class commenced operations on July 1, 2025. If the Investor Class had been operational for the entire annual period of January 1, 2025 to December 31, 2025, expenses would have been higher.

[2]	Annualized.